Statement of Cash Flows - Summary of Significant Noncash Transactions (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Significant Non Cash Transactions Abstract [Abstract]
Write-offs of loans	₩ 1,984,218		₩ 1,757,920	₩ 1,516,087
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income	1,216,436		3,346,010	(6,516,502)
Changes in accumulated other comprehensive income from valuation of investments in associates	₩ 165	$ 112	₩ 24	₩ (362)